Expense Example - Invesco India ETF - Invesco India ETF	Feb. 20, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 80
Expense Example, with Redemption, 3 Years	249
Expense Example, with Redemption, 5 Years	433
Expense Example, with Redemption, 10 Years	$ 966